Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities
Net loss	$ (30,378)	$ (62,797)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	49,791	69,743
Stock-based compensation	14,133	15,886
Foreign currency transaction gain	(8,678)	(4,260)
Deferred income taxes	(3,086)	(6,207)
Change in fair value of obligations in connection with acquisitions	1,378	116
Impairment of other intangibles assets		1,779
Other items	2,279	1,706
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	3,218	15,194
Inventories	(5,984)	(5,447)
Net investment in sales-type leases	9,500	2,693
Other current assets and prepaid expenses	(1,053)	1,355
Other non-current assets	540	792
Accounts payable	3,472	(1,250)
Other current liabilities	(2,678)	(6,989)
Deferred revenues	1,706	937
Other non-current liabilities	6,706	12,768
Net cash provided by operating activities	40,866	36,019
Cash flows from investing activities
Purchase of property and equipment	(15,879)	(31,689)
Investment in unconsolidated entities	(2,548)	(23,064)
Purchase of intangible assets	(1,227)	(1,128)
Proceeds from maturities of short-term bank deposits		68,363
Investments in short-term bank deposits		(67,079)
Other investing activities	(113)	(212)
Net cash used in investing activities	(19,767)	(54,809)
Cash flows from financing activities
Repayment of current portion of long-term debt	(2,786)
Payments of obligations in connection with acquisitions	(1,476)	(1,386)
Proceeds from exercise of stock options	2,632	817
Net cash used in financing activities	(1,630)	(569)
Effect of exchange rate changes on cash and cash equivalents	2,998	1,112
Net change in cash and cash equivalents	22,467	(18,247)
Cash and cash equivalents, beginning of period	280,328	257,592
Cash and cash equivalents, end of period	302,795	239,345
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	1,326	1,032
Transfer of inventory to fixed assets	$ 4,248	$ 4,309